Note 8 - Contract Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, January 1, 2019	$217,259
Amounts invoiced and revenue deferred as at December 31, 2019	201,779
Recognition of deferred revenue included in the year	(226,080)
Balance, December 31, 2019	$192,958
Amounts invoiced and revenue deferred as at December 31, 2020	267,227
Recognition of deferred revenue included in the year	(241,619)
Balance, December 31, 2020	$218,566